SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
2024	¥ 4,018
2025	4,018
2026	4,018
2027	4,018
Total operating lease payments	16,072
Less: imputed interest	(1,574)
Total operating lease	¥ 14,498	¥ 1,307